Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

17.  Related Party Transactions

On January 31, 2013, the Company entered into a subscription agreement with Darrell Lerner and DCL in connection with his separation from the Company. Pursuant to this agreement, the Company purchased (i) 50,000 shares of DCL’s common stock for an aggregate purchase price of $50,000 in April 2013, (ii) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in July 2013, (iii) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in October 2013, (iv) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in January 2014, (v) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in April 2014, (vi) 25,000 shares of DCL’s common stock for an aggregate price of $25,000 in July 2014 and (vii) 25,000 shares of DCL’s common stock for an aggregate price of $25,000 in September 2014. These nonmarketable securities have been recorded in “Investments” on the Company’s Consolidated Balance Sheet measured on a cost basis.

On January 31, 2013, the Company entered into a consulting agreement with Darrell Lerner, pursuant to which Mr. Lerner agreed to serve as a consultant to the Company for a three-year period, beginning on February 1, 2013 (the “Effective Date”). Pursuant to the agreement, Mr. Lerner agreed to assist and advise the Company on legal, financial and other matters for which he has knowledge that pertains to the Company, as the Company reasonably requests. As compensation for his services, the Company agreed to pay Mr. Lerner a monthly fee of $25,000 for the initial two year period of the agreement and a monthly fee of $5,000 for every month thereafter. The monthly payments under the agreement are conditioned upon Mr. Lerner’s compliance with a customary confidentiality covenant covering certain information concerning the Company, a covenant not to compete during the term of the agreement and for a period of one year following the termination of the agreement, a non-disparagement covenant regarding the Company and a non-solicitation covenant for a period of six months immediately following the later of the termination of the agreement or the end of the term of the agreement.

The consulting agreement is for a three-year period; provided, however, that the Company may terminate the agreement at any time without notice and may renew the term of the agreement by providing written notice to Mr. Lerner prior to or at the expiration of the term. If the Company terminates the agreement without “cause” (as defined in the agreement) prior to the three-year anniversary of the Effective Date, the Company has agreed to (i) pay Mr. Lerner the amount of the monthly fees owed to Mr. Lerner for the period from the Effective Date to the two year anniversary of the Effective Date and (ii) take all commercially reasonably actions to cause (A) 325,000 shares of restricted common stock of the Company previously granted to Mr. Lerner, (B) 600,000 shares of restricted common stock of the Company previously granted to Mr. Lerner and (iii) 150,000 shares of restricted common stock of the Company granted to Mr. Lerner pursuant to the agreement, to be vested as of the date of such termination.

On April 24, 2014, the Company issued a promissory note in the amount of $300,000 to a related party, Clifford Lerner, the Company’s president, chief executive officer and the chairman of the Company’s Board of Directors. The promissory note was originally due and payable on January 24, 2015, but was subsequently amended for an additional nine months to become due and payable on October 24, 2015 and continues to accrue interest at a rate of nine percent (9%) per annum (See Note 18).

On June 17, 2014, the Board of Directors of the Company increased the size of the Board of Directors from one (1) member to two (2) members and appointed Alexander Harrington to the Board of Directors.  Mr. Harrington will serve as a director until the Company’s 2015 annual meeting of stockholders.  On June 17, 2014, the Company issued a stock option to purchase 25,000 shares of its common stock to Alexander Harrington as consideration for his service as a director on the Company’s Board of Directors. The stock option has an exercise price of $0.31 per share. The shares underlying the stock option will vest on the first anniversary of the date of grant, provided that Mr. Harrington is providing services to the Company on such date.